Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2018
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
At 31 March	2018 £m	2017 £m	2016 £m

Cash at bank and in hand	439	467	893
Cash equivalents
Loans and receivables
US deposits	26	32	44
UK deposits	31	1	20
Other deposits	25	26	32
Total cash equivalents	82	59	96
Total cash and cash equivalents	521	526	989
Bank overdrafts (note 23)	(29)	(17)	(537)
Cash and cash equivalents per the cash flow statement	492	509	452